Property and Equipment (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
Note 14 - Property and Equipment

Property and equipment, net consists of the following (in thousands):

	September 30, 2021	December 31, 2020
Assets held under capital leases	$3,776	$3,752
Computer, print and mail equipment	9,151	7,998
Furniture and fixtures	4,072	4,073
Leasehold improvements	12,133	12,120
Software	1,580	1,437
Vehicles	95	115
Internal software development	3,025	2,644
Construction in progress	33	79
Total property and equipment	33,865	32,218
Less: accumulated depreciation and amortization	(17,912)	(15,568)
Total property and equipment, net	$15,953	$16,650

Depreciation and amortization expense of property and equipment, including amortization of software development costs and depreciation of capital leases, was $0.8 million for both the three months ended September 30, 2021 and 2020, and $2.4 million and $2.6 million for the nine months ended September 30, 2021 and 2020, respectively.

The Company had no material write-offs or disposals of fixed assets during the nine months ended September 30, 2021 and 2020.

7.	Property and Equipment, net

Property and equipment, net consists of the following as of December 31 of each year:

	2020	2019
Assets held under capital leases – computer, print and mail equipment and software	$3,752	$3,746
Computer, print and mail equipment	7,998	7,043
Furniture and fixtures	4,073	4,040
Leasehold improvements	12,120	12,071
Software	1,437	1,349
Vehicles	115	115
Internal software development	2,644	2,067
Construction in progress	79	24
Total property and equipment	32,218	30,455
Less: accumulated depreciation and amortization	(15,568)	(12,170)
Total	$16,650	$18,285

Depreciation and amortization expense of property and equipment was $3,398, $2,667 and $2,122 in 2020, 2019 and 2018, respectively, and includes $305, $234 and $125 relating to software and $290, $182 and $249 relating to print equipment in 2020, 2019 and 2018 respectively, for property and equipment used in the Company’s print facilities. Included in accumulated depreciation and amortization as of December 31, 2020, 2019 and 2018, respectively, is $3,519, $3,183 and $2,854 related to assets held under capital leases, including amounts for equipment that was subsequently purchased at the end of the lease term. During 2019, the Company had write-offs of $165 of fully depreciated assets that were no longer in service. The Company had no write-offs or material disposals of fixed assets during 2020 and 2018.